Capital Link

Global Green Energy Transport and Technology Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK – 99.4%

Belgium – 1.2%
Materials – 1.2%
Umicore(A)	2,717	$86,744

Canada – 4.7%
Consumer Discretionary – 1.6%
Linamar(A)	2,539	120,377

Industrials – 1.5%
Magna International(A)	1,873	108,510

Information Technology – 1.6%
BlackBerry*	20,560	122,456

		351,343

Chile – 1.6%
Materials – 1.6%
Sociedad Quimica y Minera de Chile ADR	1,184	118,021

China – 22.1%
Communication Services – 1.5%
Baidu ADR*	768	110,569

Consumer Discretionary – 7.9%
BAIC Motor, Cl H	337,000	93,172
BYD, Cl H	3,000	92,574
Geely Automobile Holdings	58,000	117,495
Great Wall Motor, Cl H	53,000	80,221
Guangzhou Automobile Group, Cl H	114,000	98,475
NIO ADR*	5,530	110,102

		592,039

Industrials – 4.0%
Shanghai Electric Group, Cl H*	454,000	108,745
Sinotruk Hong Kong	78,500	78,711
Xinjiang Goldwind Science & Technology, Cl H	69,600	104,105

		291,561

Information Technology – 4.5%
JA Solar Technology, Cl A	10,980	104,433
JinkoSolar Holding ADR(A) *	1,947	118,514
NXP Semiconductors	658	108,294

		331,241

Materials – 2.3%
MMG*	280,000	77,056
Zijin Mining Group, Cl H	84,000	95,678

		172,734

Utilities – 1.9%
Datang International Power Generation, Cl H*	704,000	145,305

		1,643,449

Description	Shares	Fair Value

Denmark – 1.7%
Industrials – 1.7%
Vestas Wind Systems	4,902	$123,552

France – 5.5%
Consumer Discretionary – 4.0%
Faurecia*	5,181	74,943
Renault*	4,207	121,030
Valeo	5,416	104,238

		300,211

Industrials – 1.5%
Airbus	1,108	109,064

		409,275

Germany – 6.5%
Consumer Discretionary – 2.4%
Continental	1,463	84,560
Mercedes-Benz Group	1,684	95,031

		179,591

Industrials – 2.7%
Siemens	980	99,608
Siemens Energy	6,751	99,621

		199,229

Information Technology – 1.4%
Infineon Technologies	4,274	104,434

		483,254

Japan – 19.8%
Consumer Discretionary – 6.1%
Denso	2,000	110,384
Honda Motor	4,500	120,887
Panasonic Holdings	13,500	110,337
Toyota Motor	7,200	109,149

		450,757

Industrials – 4.7%
Nidec	1,800	121,069
Toyota Tsusho	3,100	109,688
Yaskawa Electric(A)	3,500	115,636

		346,393

Information Technology – 4.5%
Renesas Electronics*	11,200	106,971
Rohm	1,500	113,832
TDK	3,400	120,548

		341,351

Materials – 4.5%
Sumitomo Chemical	27,000	107,124
Sumitomo Metal Mining	3,100	98,507
Toray Industries	21,300	122,753

		328,384

		1,466,885

Russia(B) – 0.0%
Communication Services – 0.0%
Yandex, Cl A(C)(D) *	2,670	27

Capital Link

Global Green Energy Transport and Technology Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

Description	Shares	Fair Value

Singapore – 1.5%
Information Technology – 1.5%
STMicroelectronics	3,170	$110,896

South Korea – 4.7%
Consumer Discretionary – 3.1%
Hyundai Motor	825	120,893
Kia	1,838	111,032

		231,925

Information Technology – 1.6%
Samsung SDI	272	121,607

		353,532

Sweden – 1.6%
Consumer Discretionary – 1.6%
Autoliv	1,539	119,719

Switzerland – 1.5%
Industrials – 1.5%
ABB	3,976	109,875

United States – 25.9%
Communication Services – 1.5%
Alphabet, Cl A*	1,020	110,384

Consumer Discretionary – 3.3%
Aptiv PLC*	1,165	108,846
Tesla*	477	131,466

		240,312

Industrials – 3.1%
General Electric	1,610	118,239
Honeywell International	601	113,799

		232,038

Information Technology – 14.6%
Advanced Micro Devices*	1,245	105,663
Ambarella*	1,544	104,807
First Solar*	1,737	221,554
Intel	2,878	91,866
Marvell Technology	2,261	105,860
MaxLinear, Cl A*	2,976	106,928
NVIDIA	673	101,583
ON Semiconductor*	1,916	131,763
Skyworks Solutions	1,175	115,796

		1,085,820

Materials – 3.4%
Albemarle	517	138,535
FMC	1,038	112,187

		250,722

		1,919,276

Zambia – 1.1%
Materials – 1.1%
First Quantum Minerals	4,543	80,620

Total Common Stock (Cost $8,069,474)		7,376,468

Description	Shares/ Face Amount	Fair Value
MONEY MARKET – 0.3%
JPMorgan U.S. Government Money Market Fund, Cl I 1.97%(E)	19,205	$19,205

Total Money Market (Cost $19,205)		19,205

REPURCHASE AGREEMENTS(F)(G) – 6.2%
Daiwa Capital Markets
America 2.30%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $210,936 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $0 - $31,936, 0.000% - 6.625%, 09/01/2022 - 09/01/2052, with a total market value of $215,141)	$210,923	210,923

RBC Dominion Securities 2.30%, dated 08/31/2022 to be repurchased on 09/01/2022, repurchase price $250,016 (collateralized by U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $0 - $77,221, 0.000% - 4.500%, 04/30/2024 - 08/20/2052, with a total market value of $255,000)	250,000	250,000

Total Repurchase Agreements (Cost $460,923)		460,923

Total Investments - 105.9% (Cost $8,549,602)		$7,856,596

Percentages are based on Net Assets of $7,419,187.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2022. The total market value of securities on loan at August 31, 2022 was $524,193.
(B)	Securities considered illiquid. The total value of such securities as of August 31, 2022 was $27 and represented 0.0% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy

Capital Link

Global Green Energy Transport and Technology Leaders ETF

Schedule of Investments

August 31, 2022 (Unaudited)

(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of August 31, 2022, was $0 and represents 0.00% of Net Assets.

(E)	The rate reported is the 7-day effective yield as of August 31, 2022.
(F)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2022 was $460,923. The total value of non-cash collateral held from securities on loan as of August 31, 2022 was $89,778.

(G)	Tri-Party Repurchase Agreement.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of August 31, 2022 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Common Stock	$7,376,441	$–	$27	$7,376,468
Repurchase Agreements	–	460,923	–	460,923
Money Market	19,205	–	–	19,205

Total Investments in Securities	$7,395,646	$460,923	$27	$7,856,596

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-002-1000